FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 1,994	$ 646
Disclosure of financial liabilities [line items]
Financial liabilities	9,564	8,206
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	69
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,564	8,137
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	30	27
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,964	619
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	416	334
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	416	334
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	3,556	3,477
Non-recourse borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,556	3,477
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	4,466	2,221
Exchangeable and Class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and Class B Shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,466	2,221
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	995	1,031
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	69
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	995	962
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	131	1,143
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	131	1,143
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	469	192
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	469	192
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	402	427
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	402	427
Financial Assets
Disclosure of financial assets [line items]
Financial assets	30	27
Financial Assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	30	27
Financial Assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	1,093	$ 0
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 1,093